Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities comprise the following:

	December 31, 2020	December 31, 2019
	$	$
Accounts payable	1,335	375
Dividends payable	2,220	—
Accrued liabilities	836	—
	4,391	375